Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31,	December 31,
	2020	2019
Machinery equipment	$1,992,910	$2,689,763
Electronic equipment	32,285	29,132
Office equipment	251,914	236,008
Vehicles	43,709	40,947
Buildings	6,312,545	5,917,815
Leasehold Improvement	328,431	307,786
Total property, plant and equipment	8,961,794	9,221,451
Less: accumulated depreciation	(2,324,799)	(1,852,348)
Less: impairment loss	-	(813,344)
Translation adjustments	-	6,910
Property, plant and equipment, net	$6,636,995	$6,562,669